Property Plant and Equipment - Summary of Property Plant and Equipment (Parenthetical) (Detail) - Classification of Assets as Held For Sale [Member] $ in Thousands	12 Months Ended
Mar. 31, 2018 USD ($)
Disclosure Of Property Plant And Equipment [Line Items]
Assets reclassified to assets held for sale cost	$ 1,354
Accumulated depreciation of property plant and equipment	$ 203